FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of CVA and FVA applied to fair value of derivative instruments
The table below summarizes the CVA and FVA applied to the fair value of derivative instruments for the periods indicated:

	Credit and funding valuation adjustments contra-liability (contra-asset)
In millions of dollars	December 31, 2014	December 31, 2013
Counterparty CVA	$(1,853)	$(1,733)
Asset FVA	(518)	—
Citigroup (own-credit) CVA	580	651
Liability FVA	19	—
Total CVA—derivative instruments (1)	$(1,772)	$(1,082)

(1)	FVA is included with CVA for presentation purposes.

Schedule of pretax gains (losses) related to changes in CVA, FVA and DVA
The table below summarizes pretax gains (losses) related to changes in CVA on derivative instruments, net of hedges, FVA on derivatives and debt valuation adjustments (DVA) on Citi’s own fair value option (FVO) liabilities for the periods indicated:

	Credit/funding/debt valuation adjustments gain (loss)
In millions of dollars	2014	2013	2012
Counterparty CVA	$(43)	$291	$805
Asset FVA	(518)	—	—
Own-credit CVA	(65)	(223)	(1,126)
Liability FVA	19	—	—
Total CVA—derivative instruments	$(607)	$68	$(321)
DVA related to own FVO liabilities	$217	$(410)	$(2,009)
Total CVA and DVA (1)	$(390)	$(342)	$(2,330)

(1)	FVA is included with CVA for presentation purposes.

Items measured at fair value on a recurring basis
Fair Value Levels

In millions of dollars at December 31, 2014	Level 1(1)	Level 2(1)	Level 3	Gross inventory	Netting(2)	Net balance
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$—	$187,922	$3,398	$191,320	$(47,129)	$144,191
Trading non-derivative assets
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	$—	$25,968	$1,085	$27,053	$—	$27,053
Residential	—	2,158	2,680	4,838	—	4,838
Commercial	—	3,903	440	4,343	—	4,343
Total trading mortgage-backed securities	$—	$32,029	$4,205	$36,234	$—	$36,234
U.S. Treasury and federal agency securities	$15,991	$4,483	$—	$20,474	$—	$20,474
State and municipal	—	3,161	241	3,402	—	3,402
Foreign government	37,995	26,736	206	64,937	—	64,937
Corporate	1,337	25,640	820	27,797	—	27,797
Equity securities	51,346	4,281	2,219	57,846	—	57,846
Asset-backed securities	—	1,252	3,294	4,546	—	4,546
Other trading assets	—	9,221	4,372	13,593	—	13,593
Total trading non-derivative assets	$106,669	$106,803	$15,357	$228,829	$—	$228,829
Trading derivatives
Interest rate contracts	$74	$634,318	$4,061	$638,453
Foreign exchange contracts	—	154,744	1,250	155,994
Equity contracts	2,748	19,969	2,035	24,752
Commodity contracts	647	21,850	1,023	23,520
Credit derivatives	—	40,618	2,900	43,518
Total trading derivatives	$3,469	$871,499	$11,269	$886,237
Cash collateral paid (3)				$6,523
Netting agreements					$(777,178)
Netting of cash collateral received (7)					(47,625)
Total trading derivatives	$3,469	$871,499	$11,269	$892,760	$(824,803)	$67,957
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$—	$36,053	$38	$36,091	$—	$36,091
Residential	—	8,355	8	8,363	—	8,363
Commercial	—	553	1	554	—	554
Total investment mortgage-backed securities	$—	$44,961	$47	$45,008	$—	$45,008
U.S. Treasury and federal agency securities	$110,710	$12,974	$6	$123,690	$—	$123,690
State and municipal	$—	$10,519	$2,180	$12,699	$—	$12,699
Foreign government	37,280	52,739	678	90,697	—	90,697
Corporate	1,739	9,746	672	12,157	—	12,157
Equity securities	1,770	274	681	2,725	—	2,725
Asset-backed securities	—	11,957	549	12,506	—	12,506
Other debt securities	—	661	—	661	—	661
Non-marketable equity securities	—	233	2,525	2,758	—	2,758
Total investments	$151,499	$144,064	$7,338	$302,901	$—	$302,901

In millions of dollars at December 31, 2014	Level 1(1)	Level 2(1)	Level 3	Gross inventory	Netting(2)	Net balance
Loans(4)	$—	$2,793	$3,108	$5,901	$—	$5,901
Mortgage servicing rights	—	—	1,845	1,845	—	1,845
Non-trading derivatives and other financial assets measured on a recurring basis, gross	$—	$9,352	$78	$9,430
Cash collateral paid(5)				123
Netting of cash collateral received(8)					$(1,791)
Non-trading derivatives and other financial assets measured on a recurring basis	$—	$9,352	$78	$9,553	$(1,791)	$7,762
Total assets	$261,637	$1,322,433	$42,393	$1,633,109	$(873,723)	$759,386
Total as a percentage of gross assets(6)	16.1%	81.3%	2.6%
Liabilities
Interest-bearing deposits	$—	$1,198	$486	$1,684	$—	$1,684
Federal funds purchased and securities loaned or sold under agreements to repurchase	—	82,811	1,043	83,854	(47,129)	36,725
Trading account liabilities
Securities sold, not yet purchased	59,463	11,057	424	70,944	—	70,944
Trading derivatives
Interest rate contracts	77	617,933	4,272	622,282
Foreign exchange contracts	—	158,354	472	158,826
Equity contracts	2,955	26,616	2,898	32,469
Commodity contracts	669	22,872	2,645	26,186
Credit derivatives	—	39,787	3,643	43,430
Total trading derivatives	$3,701	$865,562	$13,930	$883,193
Cash collateral received(7)				$9,846
Netting agreements					$(777,178)
Netting of cash collateral paid					(47,769)
Total trading derivatives	$3,701	$865,562	$13,930	$893,039	$(824,947)	$68,092
Short-term borrowings	$—	$1,152	$344	$1,496	$—	$1,496
Long-term debt	—	18,890	7,290	26,180	—	26,180
Non-trading derivatives and other financial liabilities measured on a recurring basis, gross	$—	$1,777	$7	$1,784
Cash collateral received(8)				7
Netting of cash collateral paid(5)					$(15)
Total non-trading derivatives and other financial liabilities measured on a recurring basis	$—	$1,777	$7	$1,791	$(15)	$1,776
Total liabilities	$63,164	$982,447	$23,524	$1,078,988	$(872,091)	$206,897
Total as a percentage of gross liabilities(6)	5.9%	91.9%	2.2%

(1)
For the year ended December 31, 2014, the Company transferred assets of approximately $4.1 billion from Level 1 to Level 2, primarily related to foreign government securities not traded in active markets and Citi refining its methodology for certain equity contracts to reflect the prevalence of off-exchange trading. During the year ended December 31, 2014, the Company transferred assets of approximately $4.2 billion from Level 2 to Level 1, primarily related to foreign government bonds traded with sufficient frequency to constitute a liquid market. During the year ended December 31, 2014, the Company transferred liabilities of approximately $1.4 billion from Level 1 to Level 2, as Citi refined its methodology for certain equity contracts to reflect the prevalence of off-exchange trading. During the year ended December 31, 2014, there were no material transfers of liabilities from Level 2 to Level 1.

(2)
Represents netting of: (i) the amounts due under securities purchased under agreements to resell and the amounts owed under securities sold under agreements to repurchase; and (ii) derivative exposures covered by a qualifying master netting agreement and cash collateral offsetting.

(3)	Reflects the net amount of $54,292 million of gross cash collateral paid, of which $47,769 million was used to offset derivative liabilities.

(4)	There is no allowance for loan losses recorded for loans reported at fair value.

(5)	Reflects the net amount of $138 million of gross cash collateral paid, of which $15 million was used to offset non-trading derivative liabilities.

(6)
Because the amount of the cash collateral paid/received has not been allocated to the Level 1, 2 and 3 subtotals, these percentages are calculated based on total assets and liabilities measured at fair value on a recurring basis, excluding the cash collateral paid/received on derivatives.

(7)	Reflects the net amount of $57,471 million of gross cash collateral received, of which $47,625 million was used to offset derivative assets.

(8)	Reflects the net amount of $1,798 million of gross cash collateral received, of which $1,791 million was used to offset non-trading derivative assets.

Fair Value Levels

In millions of dollars at December 31, 2013	Level 1(1)	Level 2(1)	Level 3	Gross inventory	Netting(2)	Net balance
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$—	$172,848	$3,566	$176,414	$(32,331)	$144,083
Trading non-derivative assets
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	—	22,861	1,094	23,955	—	23,955
Residential	—	1,223	2,854	4,077	—	4,077
Commercial	—	2,318	256	2,574	—	2,574
Total trading mortgage-backed securities	$—	$26,402	$4,204	$30,606	$—	$30,606
U.S. Treasury and federal agency securities	$12,080	$2,757	$—	$14,837	$—	$14,837
State and municipal	—	2,985	222	3,207	—	3,207
Foreign government	49,220	25,220	416	74,856	—	74,856
Corporate	—	28,699	1,835	30,534	—	30,534
Equity securities	58,761	1,958	1,057	61,776	—	61,776
Asset-backed securities	—	1,274	4,342	5,616	—	5,616
Other trading assets	—	8,491	3,184	11,675	—	11,675
Total trading non-derivative assets	$120,061	$97,786	$15,260	$233,107	$—	$233,107
Trading derivatives
Interest rate contracts	$11	$624,902	$3,467	$628,380
Foreign exchange contracts	40	91,189	1,325	92,554
Equity contracts	5,793	17,611	1,473	24,877
Commodity contracts	506	7,775	801	9,082
Credit derivatives	—	37,336	3,010	40,346
Total trading derivatives	$6,350	$778,813	$10,076	$795,239
Cash collateral paid(3)				$6,073
Netting agreements					$(713,598)
Netting of cash collateral received(6)					(34,893)
Total trading derivatives	$6,350	$778,813	$10,076	$801,312	$(748,491)	$52,821
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$—	$41,810	$187	$41,997	$—	$41,997
Residential	—	10,103	102	10,205	—	10,205
Commercial	—	453	—	453	—	453
Total investment mortgage-backed securities	$—	$52,366	$289	$52,655	$—	$52,655
U.S. Treasury and federal agency securities	$69,139	$18,449	$8	$87,596	$—	$87,596
State and municipal	$—	$17,297	$1,643	$18,940	$—	$18,940
Foreign government	35,179	60,948	344	96,471	—	96,471
Corporate	4	10,841	285	11,130	—	11,130
Equity securities	2,583	336	815	3,734	—	3,734
Asset-backed securities	—	13,314	1,960	15,274	—	15,274
Other debt securities	—	661	50	711	—	711
Non-marketable equity securities	—	358	4,347	4,705	—	4,705
Total investments	$106,905	$174,570	$9,741	$291,216	$—	$291,216

In millions of dollars at December 31, 2013	Level 1(1)	Level 2(1)	Level 3	Gross inventory	Netting(2)	Net balance
Loans(4)	$—	$886	$4,143	$5,029	$—	$5,029
Mortgage servicing rights	—	—	2,718	2,718	—	2,718
Non-trading derivatives and other financial assets measured on a recurring basis, gross	$—	$9,811	$181	$9,992
Cash collateral paid				82
Netting of cash collateral received(7)					$(2,951)
Non-trading derivatives and other financial assets measured on a recurring basis	$—	$9,811	$181	$10,074	$(2,951)	$7,123
Total assets	$233,316	$1,234,714	$45,685	$1,519,870	$(783,773)	$736,097
Total as a percentage of gross assets(5)	15.4%	81.6%	3.0%
Liabilities
Interest-bearing deposits	$—	$787	$890	$1,677	$—	$1,677
Federal funds purchased and securities loaned or sold under agreements to repurchase	—	85,576	902	86,478	(32,331)	54,147
Trading account liabilities
Securities sold, not yet purchased	51,035	9,883	590	61,508		61,508
Trading account derivatives
Interest rate contracts	12	614,586	2,628	617,226
Foreign exchange contracts	29	87,978	630	88,637
Equity contracts	5,783	26,178	2,331	34,292
Commodity contracts	363	7,613	2,194	10,170
Credit derivatives	—	37,510	3,284	40,794
Total trading derivatives	$6,187	$773,865	$11,067	$791,119
Cash collateral received(6)				$8,827
Netting agreements					$(713,598)
Netting of cash collateral paid(3)					(39,094)
Total trading derivatives	$6,187	$773,865	$11,067	$799,946	$(752,692)	$47,254
Short-term borrowings	$—	$3,663	$29	$3,692	$—	$3,692
Long-term debt	—	19,256	7,621	26,877	—	26,877
Non-trading derivatives and other financial liabilities measured on a recurring basis, gross	$—	$1,719	$10	$1,729
Cash collateral received(7)				$282
Non-trading derivatives and other financial liabilities measured on a recurring basis	—	1,719	10	2,011		2,011
Total liabilities	$57,222	$894,749	$21,109	$982,189	$(785,023)	$197,166
Total as a percentage of gross liabilities(5)	5.9%	92.0%	2.2%

(1)
For the year ended December 31, 2013, the Company transferred assets of approximately $2.5 billion from Level 1 to Level 2, primarily related to foreign government securities, which were not traded with sufficient frequency to constitute an active market. During the year ended December 31, 2013, the Company transferred assets of approximately $49.3 billion from Level 2 to Level 1, substantially all related to U.S. Treasury securities held across the Company’s major investment portfolios where Citi obtained additional information from its external pricing sources to meet the criteria for Level 1 classification. There were no material liability transfers between Level 1 and Level 2 during the year ended December 31, 2013.

(2)
Represents netting of: (i) the amounts due under securities purchased under agreements to resell and the amounts owed under securities sold under agreements to repurchase; and (ii) derivative exposures covered by a qualifying master netting agreement and cash collateral offsetting.

(3)	Reflects the net amount of $45,167 million of gross cash collateral paid, of which $39,094 million was used to offset derivative liabilities.

(4)	There is no allowance for loan losses recorded for loans reported at fair value.

(5)
Because the amount of the cash collateral paid/received has not been allocated to the Level 1, 2 and 3 subtotals, these percentages are calculated based on total assets and liabilities measured at fair value on a recurring basis, excluding the cash collateral paid/received on derivatives.

(6)	Reflects the net amount of $43,720 million of gross cash collateral received, of which $34,893 million was used to offset derivative assets.

(7)	Reflects the net amount of $3,233 million of gross cash collateral received, of which $2,951 million was used to offset derivative assets.

Changes in level 3 fair value category
Level 3 Fair Value Rollforward

		Net realized/unrealized gains (losses) incl. in		Transfers							Unrealized gains (losses) still held(3)
In millions of dollars	Dec. 31, 2013	Principal transactions	Other(1)(2)	into Level 3	out of Level 3	Purchases	Issuances	Sales	Settlements	Dec. 31, 2014
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$3,566	$(61)	$—	$84	$(8)	$75	$—	$—	$(258)	$3,398	$133
Trading non-derivative assets
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	1,094	117	—	854	(966)	714	26	(695)	(59)	1,085	8
Residential	2,854	457	—	442	(514)	2,582	—	(3,141)	—	2,680	132
Commercial	256	17	—	187	(376)	758	—	(402)	—	440	(4)
Total trading mortgage-backed securities	$4,204	$591	$—	$1,483	$(1,856)	$4,054	$26	$(4,238)	$(59)	$4,205	$136
U.S. Treasury and federal agency securities	$—	$3	$—	$—	$—	$7	$—	$(10)	$—	$—	$—
State and municipal	222	10	—	150	(105)	34	—	(70)	—	241	1
Foreign government	416	(56)	—	130	(253)	676	—	(707)	—	206	5
Corporate	1,835	(127)	—	465	(502)	1,988	—	(2,839)	—	820	(139)
Equity securities	1,057	87	—	142	(209)	1,437	—	(295)	—	2,219	337
Asset-backed securities	4,342	876	—	158	(332)	3,893	—	(5,643)	—	3,294	3
Other trading assets	3,184	269	—	2,637	(2,278)	5,427	—	(4,490)	(377)	4,372	31
Total trading non-derivative assets	$15,260	$1,653	$—	$5,165	$(5,535)	$17,516	$26	$(18,292)	$(436)	$15,357	$374
Trading derivatives, net(4)
Interest rate contracts	$839	$(818)	$—	$24	$(98)	$113	$—	$(162)	$(109)	$(211)	$(414)
Foreign exchange contracts	695	92	—	47	(39)	59	—	(59)	(17)	778	56
Equity contracts	(858)	482	—	(916)	766	435	—	(279)	(493)	(863)	(274)
Commodity contracts	(1,393)	(338)	—	92	(12)	—	—	—	29	(1,622)	(174)
Credit derivatives	(274)	(567)	—	4	(156)	103	—	(3)	150	(743)	(369)
Total trading derivatives, net(4)	$(991)	$(1,149)	$—	$(749)	$461	$710	$—	$(503)	$(440)	$(2,661)	$(1,175)

		Net realized/unrealized gains (losses) incl. in		Transfers							Unrealized gains (losses) still held(3)
In millions of dollars	Dec. 31, 2013	Principal transactions	Other(1)(2)	into Level 3	out of Level 3	Purchases	Issuances	Sales	Settlements	Dec. 31, 2014
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$187	$—	$52	$60	$(203)	$17	$—	$(73)	$(2)	$38	$(8)
Residential	102	—	33	31	(2)	17	—	(173)	—	8	—
Commercial	—	—	(6)	4	(7)	10	—	—	—	1	—
Total investment mortgage-backed securities	$289	$—	$79	$95	$(212)	$44	$—	$(246)	$(2)	$47	$(8)
U.S. Treasury and federal agency securities	$8	$—	$—	$—	$—	$—	$—	$(2)	$—	$6	$—
State and municipal	1,643	—	(64)	811	(584)	923	—	(549)	—	2,180	49
Foreign government	344	—	(27)	286	(105)	851	—	(490)	(181)	678	(17)
Corporate	285	—	(6)	26	(143)	728	—	(218)	—	672	(4)
Equity securities	815	—	111	19	(19)	10	—	(255)	—	681	(78)
Asset-backed securities	1,960	—	41	—	(47)	95	—	(195)	(1,305)	549	(18)
Other debt securities	50	—	(1)	—	—	116	—	(115)	(50)	—	—
Non-marketable equity securities	4,347	—	94	67	—	707	—	(787)	(1,903)	2,525	81
Total investments	$9,741	$—	$227	$1,304	$(1,110)	$3,474	$—	$(2,857)	$(3,441)	$7,338	$5
Loans	$4,143	$—	$(233)	$92	$6	$951	$197	$(895)	$(1,153)	$3,108	$37
Mortgage servicing rights	2,718	—	(390)	—	—	—	217	(317)	(383)	1,845	(390)
Other financial assets measured on a recurring basis	181	—	100	(83)	—	3	164	(10)	(277)	78	14
Liabilities
Interest-bearing deposits	$890	$—	$357	$5	$(12)	$—	$127	$—	$(167)	$486	$(69)
Federal funds purchased and securities loaned or sold under agreements to repurchase	902	(6)	—	54	—	78	—	220	(217)	1,043	(34)
Trading account liabilities
Securities sold, not yet purchased	590	(81)	—	79	(111)	—	—	534	(749)	424	(58)
Short-term borrowings	29	(31)	—	323	(12)	—	49	—	(76)	344	(8)
Long-term debt	7,621	109	49	2,701	(4,206)	—	3,893	—	(2,561)	7,290	(446)
Other financial liabilities measured on a recurring basis	10	—	(5)	5	(3)	—	1	(3)	(8)	7	(4)

(1)
Changes in fair value for available-for-sale investments are recorded in Accumulated other comprehensive income (loss), unless other-than-temporarily impaired, while gains and losses from sales are recorded in Realized gains (losses) from sales of investments on the Consolidated Statement of Income.

(2)	Unrealized gains (losses) on MSRs are recorded in Other revenue on the Consolidated Statement of Income.

(3)
Represents the amount of total gains or losses for the period, included in earnings (and Accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments), attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2014.

(4)	Total Level 3 derivative assets and liabilities have been netted in these tables for presentation purposes only.

		Net realized/unrealized gains (losses) incl. in		Transfers							Unrealized gains (losses) still held(3)
In millions of dollars	Dec. 31, 2012	Principal transactions	Other(1)(2)	into Level 3	out of Level 3	Purchases	Issuances	Sales	Settlements	Dec. 31, 2013
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$5,043	$(137)	$—	$627	$(1,871)	$59	$—	$71	$(226)	$3,566	$(124)
Trading non-derivative assets
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	1,325	141	—	1,386	(1,477)	1,316	68	(1,310)	(355)	1,094	52
Residential	1,805	474	—	513	(372)	3,630	—	(3,189)	(7)	2,854	10
Commercial	1,119	114	—	278	(304)	244	—	(1,178)	(17)	256	14
Total trading mortgage-backed securities	$4,249	$729	$—	$2,177	$(2,153)	$5,190	$68	$(5,677)	$(379)	$4,204	$76
U.S. Treasury and federal agency securities	$—	$(1)	$—	$54	$—	$—	$—	$(53)	$—	$—	$—
State and municipal	195	37	—	9	—	107	—	(126)	—	222	15
Foreign government	311	(21)	—	156	(67)	326	—	(289)	—	416	5
Corporate	2,030	(20)	—	410	(410)	2,864	—	(2,116)	(923)	1,835	(406)
Equity securities	264	129	—	228	(210)	829	—	(183)	—	1,057	59
Asset-backed securities	4,453	544	—	181	(193)	5,165	—	(5,579)	(229)	4,342	123
Other trading assets	2,321	202	—	960	(1,592)	3,879	—	(2,253)	(333)	3,184	(7)
Total trading non-derivative assets	$13,823	$1,599	$—	$4,175	$(4,625)	$18,360	$68	$(16,276)	$(1,864)	$15,260	$(135)
Trading derivatives, net(4)
Interest rate contracts	$181	$292	$—	$692	$(226)	$228	$—	$(155)	$(173)	$839	$779
Foreign exchange contracts	—	625	—	29	(35)	26	—	(10)	60	695	146
Equity contracts	(1,448)	96	—	25	295	298	—	(149)	25	(858)	(453)
Commodity contracts	(771)	(164)	—	—	(527)	15	—	(25)	79	(1,393)	(246)
Credit derivatives	(342)	(368)	—	106	(183)	20	—	—	493	(274)	(544)
Total trading derivatives, net(4)	$(2,380)	$481	$—	$852	$(676)	$587	$—	$(339)	$484	$(991)	$(318)
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$1,458	$—	$(7)	$2,058	$(3,820)	$593	$—	$(38)	$(57)	$187	$11
Residential	205	—	30	60	(265)	212	—	(140)	—	102	7
Commercial	—	—	—	4	(21)	17	—	—	—	—	—
Total investment mortgage-backed securities	$1,663	$—	$23	$2,122	$(4,106)	$822	$—	$(178)	$(57)	$289	$18
U.S. Treasury and federal agency securities	$12	$—	$—	$—	$—	$—	$—	$(4)	$—	$8	$—
State and municipal	849	—	10	12	(122)	1,236	—	(217)	(125)	1,643	(75)
Foreign government	383	—	2	178	(256)	506	—	(391)	(78)	344	(28)
Corporate	385	—	(27)	334	(119)	104	—	(303)	(89)	285	—
Equity securities	773	—	56	19	(1)	1	—	(33)	—	815	47
Asset-backed securities	2,220	—	117	1,192	(1,684)	1,475	—	(337)	(1,023)	1,960	—
Other debt securities	258	—	—	—	(205)	50	—	(53)	—	50	—
Non-marketable equity securities	5,364	—	249	—	—	653	—	(342)	(1,577)	4,347	241
Total investments	$11,907	$—	$430	$3,857	$(6,493)	$4,847	$—	$(1,858)	$(2,949)	$9,741	$203

		Net realized/unrealized gains (losses) incl. in		Transfers							Unrealized gains (losses) still held(3)
In millions of dollars	Dec. 31, 2012	Principal transactions	Other(1)(2)	into Level 3	out of Level 3	Purchases	Issuances	Sales	Settlements	Dec. 31, 2013
Loans	$4,931	$—	$(24)	$353	$—	$179	$652	$(192)	$(1,756)	$4,143	$(122)
Mortgage servicing rights	1,942	—	555	—	—	—	634	(2)	(411)	2,718	553
Other financial assets measured on a recurring basis	2,452	—	63	1	—	216	474	(2,046)	(979)	181	(5)
Liabilities
Interest-bearing deposits	$786	$—	$(125)	$32	$(21)	$—	$86	$—	$(118)	$890	$(41)
Federal funds purchased and securities loaned or sold under agreements to repurchase	841	91	—	216	(17)	36	—	40	(123)	902	50
Trading account liabilities
Securities sold, not yet purchased	365	42	—	89	(52)	—	—	612	(382)	590	73
Short-term borrowings	112	53	—	2	(10)	—	316	—	(338)	29	(5)
Long-term debt	6,726	292	153	3,738	(2,531)	—	1,466	(1)	(1,332)	7,621	758
Other financial liabilities measured on a recurring basis	24	—	(215)	5	(2)	(5)	104	—	(331)	10	(9)

(1)
Changes in fair value for available-for-sale investments are recorded in Accumulated other comprehensive income (loss), unless other-than-temporarily impaired, while gains and losses from sales are recorded in Realized gains (losses) from sales of investments on the Consolidated Statement of Income.

(2)	Unrealized gains (losses) on MSRs are recorded in Other revenue on the Consolidated Statement of Income.

(3)
Represents the amount of total gains or losses for the period, included in earnings (and Accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments), attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2013.

(4)	Total Level 3 derivative assets and liabilities have been netted in these tables for presentation purposes only.

Significant valuation techniques and most significant unobservable inputs used in Level 3 fair value measurements
Valuation Techniques and Inputs for Level 3 Fair Value Measurements

As of December 31, 2014	Fair Value(1) (in millions)	Methodology	Input	Low(2)(3)	High(2)(3)	Weighted Average(4)
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$3,156	Model-based	Interest rate	1.27%	1.97%	1.80%
Mortgage-backed securities	$2,874	Price-based	Price	$—	$127.87	$81.43
1,117	Yield analysis	Yield	0.01%	19.91%	5.89%
State and municipal, foreign government, corporate and other debt securities	$5,937	Price-based	Price	$—	$124.00	$90.62
1,860	Cash flow	Credit spread	25 bps	600 bps	233 bps
Equity securities(5)	$2,163	Price-based	Price (5)	$—	$141.00	$91.00
679	Cash flow	Yield	4.00%	5.00%	4.50%
WAL	0.01 years	3.14 years	1.07 years
Asset-backed securities	$3,607	Price-based	Price	$—	$105.50	$67.01
Non-marketable equity	$1,224	Price-based	Discount to price	—%	90.00%	4.04%
1,055	Comparables analysis	EBITDA multiples	2.90	x	13.10	x	9.77	x
PE ratio	8.10	x	13.10	x	8.43	x
Price-to-book ratio	0.99	x	1.56	x	1.15	x
Fund NAV(5)	$1	$64,668,171	$29,975,777
Derivatives—Gross(6)
Interest rate contracts (gross)	$8,309	Model-based	Interest rate (IR) lognormal volatility	18.05%	90.65%	30.21%
Mean reversion	1.00%	20.00%	10.50%
Foreign exchange contracts (gross)	$1,428	Model-based	Foreign exchange (FX) volatility	0.37%	58.40%	8.57%
294	Cash flow	Interest rate	3.72%	8.27%	5.02%
IR-FX correlation	40.00%	60.00%	50.00%
Equity contracts (gross)(7)	$4,431	Model-based	Equity volatility	9.56%	82.44%	24.61%
502	Price-based	Equity forward	84.10%	100.80%	94.10%
Equity-FX correlation	(88.20)%	48.70%	(25.17)%
Equity-equity correlation	(66.30)%	94.80%	36.87%
Price	$0.01	$144.50	$93.05
Commodity contracts (gross)	$3,606	Model-based	Commodity volatility	5.00%	83.00%	24.00%
Commodity correlation	(57.00)%	91.00%	30.00%
Forward price	35.34%	268.77%	101.74%

As of December 31, 2014	Fair Value(1) (in millions)	Methodology	Input	Low(2)(3)	High(2)(3)	Weighted Average(4)
Credit derivatives (gross)	$4,944	Model-based	Recovery rate	13.97%	75.00%	37.62%
	1,584	Price-based	Credit correlation	—%	95.00%	58.76%
			Price	$1.00	$144.50	$53.86
			Credit spread	1 bps	3,380 bps	180 bps
			Upfront points	0.39	100.00	52.26
Nontrading derivatives and other financial assets and liabilities measured on a recurring basis (gross)(6)	$74	Model-based	Redemption rate	13.00%	99.50%	68.73%
	11	Price-based	Forward Price	107.00%	107.10%	107.05%
			Fund NAV	$12,974	$10,087,963	$9,308,012
Loans	$1,095	Cash flow	Yield	1.60%	4.50%	2.23%
	832	Model-based	Price	$4.72	$106.55	$98.56
	740	Price-based	Credit spread	35 bps	500 bps	199 bps
	441	Yield analysis
Mortgage servicing rights	$1,750	Cash flow	Yield	5.19%	21.40%	10.25%
			WAL	3.31 years	7.89 years	5.17 years
Liabilities
Interest-bearing deposits	$486	Model-based	Equity-IR correlation	34.00%	37.00%	35.43%
			Commodity correlation	(57.00)%	91.00%	30.00%
			Commodity volatility	5.00%	83.00%	24.00%
			Forward price	35.34%	268.77%	101.74%
Federal funds purchased and securities loaned or sold under agreements to repurchase	$1,043	Model-based	Interest rate	0.74%	2.26%	1.90%
Trading account liabilities
Securities sold, not yet purchased	$251	Model-based	Credit-IR correlation	(70.49)%	8.81%	47.17%
	$142	Price-based	Price	$—	$117.00	$70.33
Short-term borrowings and long-term debt	$7,204	Model-based	IR lognormal volatility	18.05%	90.65%	30.21%
			Mean reversion	1.00%	20.00%	10.50%
			Equity volatility	10.18%	69.65%	23.72%
			Credit correlation	87.50%	87.50%	87.50%
			Equity forward	89.50%	100.80%	95.80%
			Forward price	35.34%	268.77%	101.80%
			Commodity correlation	(57.00)%	91.00%	30.00%
			Commodity volatility	5.00%	83.00%	24.00%

As of December 31, 2013	Fair Value(1) (in millions)	Methodology	Input	Low(2)(3)		High(2)(3)		Weighted Average(4)
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$3,299	Model-based	Interest rate	1.33%		2.19%		2.04%
Mortgage-backed securities	$2,869	Price-based	Price	$0.10		$117.78		77.60
	1,241	Yield analysis	Yield	0.03%		21.80%		8.66%
State and municipal, foreign government, corporate and other debt securities	$5,361	Price-based	Price	$—		$126.49		$87.47
	2,014	Cash flow	Credit spread	11 bps		375 bps		213 bps
Equity securities(5)	$947	Price-based	Price (5)	$0.31		$93.66		$86.90
	827	Cash flow	Yield	4.00%		5.00%		4.50%
			WAL	0.01 years		3.55 years		1.38 years
Asset-backed securities	$4,539	Price-based	Price	$—		$135.83		$70.89
	1,300	Model-based	Credit spread	25 bps		378 bps		302 bps
Non-marketable equity	$2,324	Price-based	Fund NAV(5)	$612		$336,559,340		$124,080,454
	1,470	Comparables analysis	EBITDA multiples	4.20	x	16.90	x	9.78	x
	533	Cash flow	Discount to price	—%		75.00%		3.47%
			Price-to-book ratio	0.90	x	1.05	x	1.02	x
			PE ratio	9.10	x	9.10	x	9.10	x
Derivatives—Gross(6)
Interest rate contracts (gross)	$5,721	Model-based	Interest rate (IR) lognormal volatility	10.60%		87.20%		21.16%
Foreign exchange contracts (gross)	$1,727	Model-based	Foreign exchange (FX) volatility	1.00%		28.00%		13.45%
	189	Cash flow	Interest rate	0.11%		13.88%		6.02%
			IR-FX correlation	40.00%		60.00%		50.00%
			IR-IR correlation	40.00%		68.79%		40.52%
			Credit spread	25 bps		419 bps		162 bps
Equity contracts (gross)(7)	$3,189	Model-based	Equity volatility	10.02%		73.48%		29.87%
	563	Price-based	Equity forward	79.10%		141.00%		100.24%
			Equity-equity correlation	(81.30)%		99.40%		48.45%
			Equity-FX correlation	(70.00)%		55.00%		0.60%
			Price	$—		$118.75		$88.10
Commodity contracts (gross)	$2,988	Model-based	Commodity volatility	4.00%		146.00%		15.00%
			Commodity correlation	(75.00)%		90.00%		32.00%
			Forward price	23.00%		242.00%		105.00%
Credit derivatives (gross)	$4,767	Model-based	Recovery rate	20.00%		64.00%		38.11%
	1,520	Price-based	Credit correlation	5.00%		95.00%		47.43%
			Price	$0.02		$115.20		$29.83
			Credit spread	3 bps		1,335 bps		203 bps
			Upfront points	2.31		100.00		57.69
Nontrading derivatives and other financial assets and liabilities measured on a recurring basis (gross)(6)	$82	Price-based	EBITDA multiples	5.20	x	12.60	x	12.08	x
	60	Comparables analysis	PE ratio	6.90	x	6.90	x	6.90	x
	38	Model-based	Price-to-book ratio	1.05	x	1.05	x	1.05	x
			Price	$—		$105.10		$71.25
			Fund NAV	$1.00		$10,688,600		$9,706,488
			Discount to price	—%		35.00%		16.36%

As of December 31, 2013	Fair Value(1) (in millions)	Methodology	Input	Low(2)(3)	High(2)(3)	Weighted Average(4)
Loans	$2,153	Price-based	Price	$—	$103.75	$91.19
	1,422	Model-based	Yield	1.60%	4.50%	2.10%
	549	Yield analysis	Credit spread	49 bps	1,600 bps	302 bps
Mortgage servicing rights	$2,625	Cash flow	Yield	3.64%	12.00%	7.19%
			WAL	2.27 years	9.44 years	6.12 years
Liabilities
Interest-bearing deposits	$890	Model-based	Equity volatility	14.79%	42.15%	27.74%
			Mean reversion	1.00%	20.00%	10.50%
			Equity-IR correlation	9.00%	20.50%	19.81%
			Forward price	23.00%	242.00%	105.00%
			Commodity correlation	(75.00)%	90.00%	32.00%
			Commodity volatility	4.00%	146.00%	15.00%
Federal funds purchased and securities loaned or sold under agreements to repurchase	$902	Model-based	Interest rate	0.47%	3.66%	2.71%
Trading account liabilities
Securities sold, not yet purchased	$289	Model-based	Credit spread	166 bps	180 bps	175 bps
	$273	Price-based	Credit-IR correlation	(68.00)%	5.00%	(50.00)%
			Price	$—	$124.25	$99.75
Short-term borrowings and long-term debt	$6,781	Model-based	IR lognormal volatility	10.60%	87.20%	20.97%
	868	Price-based	Equity forward	79.10%	141.00%	99.51%
			Equity volatility	10.70%	57.20%	19.41%
			Equity-FX correlation	(70.00)%	55.00%	0.60%
			Equity-equity correlation	(81.30)%	99.40%	48.30%
			Interest rate	4.00%	10.00%	5.00%
			Price	$0.63	$103.75	$80.73
			Forward price	23.00%	242.00%	101.00%

(1)	The fair value amounts presented in this table represent the primary valuation technique or techniques for each class of assets or liabilities.

(2)	Some inputs are shown as zero due to rounding.

(3)	When the low and high inputs are the same, there is either a constant input applied to all positions, or the methodology involving the input applies to one large position only.

(4)	Weighted averages are calculated based on the fair value of the instrument.

(5)	For equity securities, the price and fund NAV inputs are expressed on an absolute basis, not as a percentage of the notional amount.

(6)	Both trading and nontrading account derivatives—assets and liabilities—are presented on a gross absolute value basis.

(7)	Includes hybrid products.

Items measured at fair value of a nonrecurring basis
The following table presents the carrying amounts of all assets that were still held as of December 31, 2014 and December 31, 2013, for which a nonrecurring fair value measurement was recorded:

In millions of dollars	Fair value	Level 2	Level 3
December 31, 2014
Loans held-for-sale	$4,152	$1,084	$3,068
Other real estate owned	102	21	81
Loans(1)	3,367	2,881	486
Total assets at fair value on a nonrecurring basis	$7,621	$3,986	$3,635

(1)	Represents impaired loans held for investment whose carrying amount is based on the fair value of the underlying collateral, including primarily real-estate secured loans.

In millions of dollars	Fair value	Level 2	Level 3
December 31, 2013
Loans held-for-sale	$3,483	$2,165	$1,318
Other real estate owned	138	15	123
Loans(1)	4,713	3,947	766
Total assets at fair value on a nonrecurring basis	$8,334	$6,127	$2,207

(1)	Represents impaired loans held for investment whose carrying amount is based on the fair value of the underlying collateral, including primarily real-estate secured loans.

Valuation techniques and inputs for Level 3 nonrecurring fair value measurements
The following tables present the valuation techniques covering the majority of Level 3 nonrecurring fair value measurements and the most significant unobservable inputs used in those measurements as of December 31, 2014 and December 31, 2013:

As of December 31, 2014	Fair Value(1) (in millions)	Methodology	Input	Low	High	Weighted average(2)
Loans held-for-sale	$2,740	Price-based	Price	$92.00	$100.00	$99.54
			Credit Spread	5 bps	358 bps	175 bps
Other real estate owned	$76	Price-based	Appraised Value	$11,000	$11,124,137	$4,730,129
			Discount to price(4)	13.00%	64.00%	28.80%
Loans(3)	$437	Price-based	Discount to price(4)	13.00%	34.00%	28.92%

(1)	The fair value amounts presented in this table represent the primary valuation technique or techniques for each class of assets or liabilities.

(2)	Weighted averages are calculated based on the fair value of the instrument.

(3)	Represents loans held for investment whose carrying amounts are based on the fair value of the underlying collateral.

(4)	Includes estimated costs to sell.

As of December 31, 2013	Fair Value(1) (in millions)	Methodology	Input	Low	High	Weighted average(2)
Loans held-for-sale	$912	Price-based	Price(3)	$60.00	$100.00	$98.77
	393	Cash Flow	Credit Spread	45 bps	80 bps	64 bps
Other real estate owned	$98	Price-based	Discount to price(4)	34.00%	59.00%	39.00%
	17	Cash Flow	Price(3)	$60.46	$100.00	$96.67
			Appraised Value	636,249	15,897,503	11,392,478
Loans(5)	$581	Price-based	Discount to price(4)	34.00%	39.00%	35.00%
	109	Model-based	Price(3)	$52.40	$68.00	$65.32
			Appraised Value	6,500,000	86,000,000	43,532,719

(1)	The fair value amounts presented in this table represent the primary valuation technique or techniques for each class of assets or liabilities.

(2)	Weighted averages are based on the fair value of the instrument.

(3)	Prices are based on appraised values.

(4)	Includes estimated costs to sell.

(5)	Represents loans held for investment whose carrying amounts are based on the fair value of the underlying collateral.

Changes in total nonrecurring fair value measurements
The following table presents total nonrecurring fair value measurements for the period, included in earnings, attributable to the change in fair value relating to assets that are still held at December 31, 2014 and December 31, 2013:

Year ended December 31,
In millions of dollars	2014
Loans held-for-sale	$34
Other real estate owned	(16)
Loans(1)	(533)
Total nonrecurring fair value gains (losses)	$(515)

(1)	Represents loans held for investment whose carrying amount is based on the fair value of the underlying collateral, including primarily real-estate loans.

In millions of dollars	Year ended December 31, 2013
Loans held-for-sale	$—
Other real estate owned	(6)
Loans(1)	(761)
Total nonrecurring fair value gains (losses)	$(767)

(1)	Represents loans held for investment whose carrying amount is based on the fair value of the underlying collateral, including primarily real-estate loans.

Estimated Fair Value of Financial Instruments

	December 31, 2014		Estimated fair value
	Carrying value	Estimated fair value
In billions of dollars			Level 1	Level 2	Level 3
Assets
Investments	$30.5	$32.2	$4.5	$25.2	$2.5
Federal funds sold and securities borrowed or purchased under agreements to resell	98.4	98.4	—	89.7	8.7
Loans(1)(2)	620.0	617.6	—	5.6	612.0
Other financial assets(2)(3)	213.8	213.8	8.3	151.9	53.6
Liabilities
Deposits	$897.6	$894.0	$—	$746.2	$147.8
Federal funds purchased and securities loaned or sold under agreements to repurchase	136.7	136.7	—	136.5	0.2
Long-term debt(4)	196.9	202.5	—	172.7	29.8
Other financial liabilities(5)	136.2	136.2	—	41.4	94.8

	December 31, 2013		Estimated fair value
	Carrying value	Estimated fair value
In billions of dollars			Level 1	Level 2	Level 3
Assets
Investments	$17.8	$19.3	$5.3	$11.9	$2.1
Federal funds sold and securities borrowed or purchased under agreements to resell	115.6	115.6	—	107.2	8.4
Loans(1)(2)	637.9	635.1	—	5.6	629.5
Other financial assets(2)(3)	250.7	250.7	9.4	189.5	51.8
Liabilities
Deposits	$966.6	$965.6	$—	$776.4	$189.2
Federal funds purchased and securities loaned or sold under agreements to repurchase	152.0	152.0	—	151.8	0.2
Long-term debt(4)	194.2	201.3	—	175.6	25.7
Other financial liabilities(5)	136.2	136.2	—	41.2	95.0

(1)
The carrying value of loans is net of the Allowance for loan losses of $16.0 billion for December 31, 2014 and $19.6 billion for December 31, 2013. In addition, the carrying values exclude $2.7 billion and $2.9 billion of lease finance receivables at December 31, 2014 and December 31, 2013, respectively.

(2)	Includes items measured at fair value on a nonrecurring basis.

(3)
Includes cash and due from banks, deposits with banks, brokerage receivables, reinsurance recoverable and other financial instruments included in Other assets on the Consolidated Balance Sheet, for all of which the carrying value is a reasonable estimate of fair value.

(4)	The carrying value includes long-term debt balances under qualifying fair value hedges.

(5)
Includes brokerage payables, separate and variable accounts, short-term borrowings (carried at cost) and other financial instruments included in Other liabilities on the Consolidated Balance Sheet, for all of which the carrying value is a reasonable estimate of fair value.